CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011
Revenue
Wireless applications	$ 6,346,919		$ 4,579,862
Operating Expenses
Royalties and application costs	2,907,110		2,543,885
Research and development	84,658		78,860
Compensation expense	3,044,430	[1]	5,468,643	[2]
Depreciation and amortization	690,293		633,535
General and administrative	2,386,694	[3]	3,161,751	[4]
Total operating expenses	9,113,185		11,886,674
Loss from operations	(2,766,266)		(7,306,812)
Other Income (Expenses)
Net (loss) on settlement of indebtedness			(651,315)
Interest expense	(488,120)		(26,236)
Net (loss) before income taxes	(3,254,386)		(7,984,363)
Provision for income taxes	(800)		(800)
Net income (loss)	$ (3,255,186)		$ (7,985,163)
Basic and diluted loss per share	$ (0.02)		$ (0.06)
Weighted average shares outstanding	131,192,693		127,817,223

[1]	Including stock based compensation of $365,422 in 2012.
[2]	Including stock based compensation of $3,634,268 in 2011.
[3]	Including stock based compensation of $137,169 in 2012.
[4]	Including stock based compensation of $958,162 in 2011.